Schedule of Investments
February 28, 2021 (unaudited)
Tanaka Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 77.25%

Accident & Health Insurance - 2.88%
Aflac, Inc.	12,100	579,469

Asset Management - 1.09%
Carlyle Group, Inc.	6,375	218,344

Beverages - 0.64%
PepsiCo, Inc.	1,000	129,190

Credit Services - 0.99%
MasterCard, Inc. Class A	560	198,156

Electronic Computers - 14.18%
Apple, Inc.	23,528	2,853,005

Industrial Organic Chemicals - 17.08%
Amyris, Inc. (2)	248,997	3,436,159

Information Technology Services - 1.15%
Accenture PLC Class A	925	232,083

Measuring & Controlling Device - 4.59%
Onto Innovation, Inc. (2)	14,783	923,346

Motor Vehicle Parts & Accessories - 1.24%
Honeywell International, Inc.	1,230	248,891

Motor Vehicles & Passenger Car - 4.08%
Tesla Motors, Inc. (2)	1,215	820,733

Oil & Gas Field Exploration Se - 3.14%
NexGen Energy Ltd. (2)	178,945	630,643

Pharmaceutical Preparations - 8.70%
BeyondSpring, Inc. (2)	55,080	714,938
Catalyst Pharmaceuticals, Inc. (2)	69,598	270,736
Corcept Therapeuticals, Inc. (2)	16,655	418,873
Ionis Pharmaceuticals, Inc. (2)	6,590	345,316

		1,749,863

Radio & TV Broadcasting & Communications Equipment - 4.15%
Qualcomm, Inc.	6,123	833,891

Retail-Catalog & Mail-Order Houses - 1.74%
Amazon.com, Inc. (2)	113	349,501

Security Brokers, Dealers & Flotation Companies - 3.19%
Stifel Financial Corp.	10,510	641,951

Semiconductors & Related Devices - 2.40%
NVIDIA Corp.	185	101,487
Tower Semiconductors Ltd. (Israel) (2)	13,005	382,217

		483,704

Services-Computer Programming, Data Processing, Etc. - 0.86%
Facebook, Inc. Class A (2)	670	172,605

Specialty Chemicals - 1.47%
Nanoco Group PLC (United Kingdom) (2)	1,400,668	294,939

Television Broadcasting Stations - 3.69%
ViacomCBS, Inc. Class B	11,505	741,957

Total Common Stock	(Cost $ 6,434,315)	15,538,430

Short-Term Investments - 22.46%

Huntington Conservative Deposit Account (5)	4,518,302	4,518,302

Total Short-Term Investment Companies	4,518,302	4,518,302

Total Investments - 99.72%	(Cost $ 10,952,617)	20,056,732

Other Assets less Liabilities - .28%		56,792

Total Net Assets - 100.00%		20,113,524

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$20,056,732	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs		-
Total	$20,056,732	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Notional Value is calculated by multiplying outstanding shares by the spot price at February 28, 2021.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at February 28, 2021.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at February 28, 2021.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.